VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—7.8%
NAVER Corp. (South Korea)	443,271	$ 141,138
NetEase, Inc. (China)	250,143	5,053
NetEase, Inc. ADR (China)	304,257	30,967
Telkom Persero Tbk PT (Indonesia)	207,264,058	58,751
Tencent Holdings Ltd. (China)	966,000	56,591
		292,500

Consumer Discretionary—15.8%
Alibaba Group Holding Ltd. (China)(1)	3,631,884	55,380
Baozun, Inc. Sponsored ADR (China)(1)	584,665	8,127
China Tourism Group Duty Free Corp., Ltd. Class A (China)	1,470,110	50,610
Eicher Motors Ltd. (India)	2,091,558	72,927
JD.com, Inc. ADR (China)(1)	594,120	41,630
JD.com, Inc. Class A (China)(1)	3,963,845	139,287
Magazine Luiza S.A. (Brazil)	10,412,825	13,497
Midea Group Co., Ltd. Class A (China)	3,491,319	40,433
Shenzhou International Group Holdings Ltd. (China)	3,804,627	73,140
Yum China Holdings, Inc. (China)	452,901	22,573
Yum China Holdings, Inc. (China)	1,494,698	73,340
		590,944

Consumer Staples—21.8%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	19,373,194	50,808
Chacha Food Co., Ltd. Class A (China)	7,234,828	69,654
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	584,672	45,435
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	2,421,202	39,931
Hindustan Unilever Ltd. (India)	3,830,296	121,611
LG Household & Health Care Ltd. (South Korea)	47,244	43,598
President Chain Store Corp. (Taiwan)	5,550,640	54,870
Raia Drogasil S.A. (Brazil)	8,644,864	37,714
Toly Bread Co., Ltd. Class A (China)	12,360,445	55,079
Unilever plc (United Kingdom)	1,715,347	91,895
Wal-Mart de Mexico SAB de C.V. (Mexico)	41,375,888	154,022
Wuliangye Yibin Co., Ltd. Class A (China)	1,360,594	47,534
		812,151

Energy—1.0%
Reliance Industries Ltd. (India)	1,166,653	37,167
Financials—9.5%
Bank Central Asia Tbk PT (Indonesia)	130,709,858	66,948
Bank Rakyat Persero Tbk PT (Indonesia)	330,126,522	95,199
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	639,977	37,376
Housing Development Finance Corp., Ltd. (India)	2,194,555	76,358
Kotak Mahindra Bank Ltd. (India)	3,238,881	78,258
		354,139

Health Care—1.1%
Notre Dame Intermedica Participacoes S.A. (Brazil)	3,745,358	40,580
Industrials—7.9%
Airports of Thailand PCL (Thailand)(1)	12,362,736	22,575
Shanghai International Airport Co., Ltd. Class A (China)(1)	2,227,730	16,320
	Shares	Value

Industrials—continued
Shanghai M&G Stationery, Inc. Class A (China)	6,805,764	$ 68,887
Shenzhen Inovance Technology Co., Ltd. Class A (China)	4,566,483	49,152
Techtronic Industries Co., Ltd. (Hong Kong)	3,647,000	72,589
Voltas Ltd. (India)	2,429,784	39,850
WEG S.A. (Brazil)	4,385,330	25,965
		295,338

Information Technology—28.4%
Accton Technology Corp. (Taiwan)	5,451,635	51,232
HCL Technologies Ltd. (India)	9,895,400	175,596
Realtek Semiconductor Corp. (Taiwan)	1,114,004	23,354
Samsung Electronics Co., Ltd. (South Korea)	1,529,745	100,760
SK Hynix, Inc. (South Korea)(1)	1,638,528	180,565
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14,723,068	327,274
Tata Consultancy Services Ltd. (India)	2,321,426	116,745
TOTVS S.A. (Brazil)	6,210,672	31,934
Win Semiconductors Corp. (Taiwan)	3,848,773	52,097
		1,059,557

Materials—1.0%
Avia Avian Tbk PT (Indonesia)(1)	564,452,774	36,634
Utilities—3.7%
ENN Energy Holdings Ltd. (China)	3,883,506	73,113
Power Grid Corp. of India Ltd. (India)	23,214,746	63,833
		136,946

Total Common Stocks (Identified Cost $3,050,293)		3,655,956

Total Long-Term Investments—98.0% (Identified Cost $3,050,293)		3,655,956

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	105,770,970	105,771
Total Short-Term Investment (Identified Cost $105,771)		105,771

TOTAL INVESTMENTS—100.8% (Identified Cost $3,156,064)		$3,761,727
Other assets and liabilities, net—(0.8)%		(29,633)
NET ASSETS—100.0%		$3,732,094

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Country Weightings†
China	27%
India	21
Taiwan	14
South Korea	12
Indonesia	7
Mexico	5
Hong Kong	4
Other	10
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,655,956	$3,655,956
Money Market Mutual Fund	105,771	105,771
Total Investments	$3,761,727	$3,761,727
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Emerging Markets Opportunities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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